Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements on a Recurring Basis
	Level 1	Level 2	Level 3	Total
Warrant Liability – Private Placement Warrants	$15,228	$—	$—	$15,228
Earnout shares liability	—	—	103,761	103,761

Private Placements Warrants [Member]
Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs	The following table provides quantitative information regarding Level 3 fair value measurement inputs:

Assumption	July 16, 2021
Stock price	$10.33
Exercise price (strike price)	$11.50
Risk-free interest rate	0.8%
Volatility	34.2%
Remaining term (in years)	5.00

Summary of the Changes in the Liability for Private Placement Warrants
The following table presents the changes in the liability for Private Placement Warrants during the year ended December 31, 2021 (in thousands):

Balance as of July 16, 2021	$19,395
Change in estimated fair value	(4,167)

Balance as of December 31, 2021	$15,228

Earnout shares liability [Member]
Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs	The following table provides quantitative information regarding Level 3 fair value measurement inputs:

Assumption	December 31, 2021	July 16, 2021
Stock price	$6.49	$10.33
Risk-free interest rate	1.2%	0.8%
Volatility	90.0%	90.0%
Remaining term (in years)	4.54	5.00

Summary of the Changes in the Liability for Private Placement Warrants
The following table presents the changes in earnout liability during the nine months ended December 31, 2021 (in thousands):

Balance as of July 16, 2021	$188,373
Change in estimated fair value	(84,612)

Balance as of December 31, 2021	$103,761